Other expenses	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other expenses
33.	Other expenses
Other expenses consist of the following:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Stores, spare parts and tools consumed	US$	198.3	Rs.	15,007.1	Rs.	24,441.5	Rs.	22,105.6
Freight and transportation expenses		857.0		64,843.0		78,044.7		114,840.9
Research and product development cost		553.6		41,884.9		42,245.7		35,318.7
Warranty and product liability expenses		1,440.7		109,012.1		118,921.4		69,978.9
Allowance for trade and other receivables, and finance receivables		107.5		8,130.6		5,344.3		400.9
Works operation and other expenses		3,353.9		253,776.6		259,133.9		261,407.3
Repairs to building and plant and machinery		77.4		5,853.8		6,115.7		6,189.7
Processing charges		141.4		10,700.5		16,343.6		13,390.8
Power and fuel		167.2		12,649.5		15,859.3		13,080.8
Insurance		44.1		3,338.6		3,552.3		3,355.9
Publicity		1,006.3		76,142.4		87,296.3		89,685.9

Total	US$	7,947.4	Rs.	601,339.1	Rs.	657,298.7	Rs.	629,755.4